S000090183 [Member] Investment Objectives and Goals - TCW White Oak Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW White Oak Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide long-term capital appreciation.